Share based compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment charge	$ 6.1	$ 4.6	$ 2.1
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, expiration period	5 years
Aggregate number of share options authorized (in shares)	15,987,000
Fair values of the share options	$ 5.6	5.5	$ 8.0
Intrinsic value, options outstanding	8.9	36.3
Intrinsic value, exercisable options	5.3	6.7
Intrinsic value, options exercised	$ 3.2	$ 2.2
Share options | Total vested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining life for vested options	1 year 11 months 15 days	2 years 6 months 14 days	8 months 15 days
Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	250,000	0	500,000
Vesting requirement share price (in dollars per share)			$ 10.00
Vesting requirement % of days			75.00%
Share-based payment charge	$ 0.8	$ 0.3	$ 0.1
Fair value of awards granted	$ 2.2		$ 1.0
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	886,610	112,780	88,584
Share-based payment charge	$ 2.2	$ 0.5	$ 0.1
Fair value of awards granted	5.1	0.7	$ 0.5
Intrinsic value, non-vested awards	3.5	0.8
Intrinsic value, vested awards	$ 0.4	$ 0.6
Restricted share units | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	136,610
Restricted share units | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	750,000